LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2012
LOSS PER SHARE [Abstract]
Schedule of Loss Per Share

	For the Three Months Ended		For the Six Months Ended
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Numerator - net loss	$(90,132)	$(160,587)	$(189,087)	$(282,278)

Denominator for basic loss per share - weighted average shares outstanding	85,064,909	71,309,351	85,048,233	66,544,475
Dilutive effective of common equivalent shares	-	-	-	-
Denominator for dilutive loss per share - adjusted weighted average shares outstanding	85,064,909	71,309,351	85,048,233	66,544,475

Net loss per share
Basic	$(0.00)	$(0.00)	$(0.00)	$(0.00)
Diluted	$(0.00)	$(0.00)	$(0.00)	$(0.00)